Note 6 - Goodwill and Other Intangible Assets (Details Textual) - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	8 Months Ended	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	May 04, 2016	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Amortization of Intangible Assets	$ 200			$ 600
Angel [Member]
Amortization of Intangible Assets		$ 100	$ 100			$ 200
Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	9 years				9 years
Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	15 years				15 years
Predecessor [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life			8 years		8 years
Predecessor [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life			20 years		20 years